Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Opening Balance	R$ 95,053	R$ 105,989
Additional allowance recognised in profit or loss, allowance account for credit losses	83,705	65,085
Reversal Allowance Account For Credit Losses Financial Assets	6,352	33,666
Utilisation Allowance Account For Credit Losses Financial Assets	74,472	42,355
Closing Balance	R$ 97,934	R$ 95,053